Equity - The details of changes in the average number of common shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in number of shares outstanding [abstract]
Number of shares outstanding at beginning of period	512,753,119	508,778,517
Increase of shares outstanding	6,353	17,482,000
Decrease of shares outstanding	(13,899,708)	(13,507,398)
Number of shares outstanding at end of period	498,859,764	512,753,119